SEGMENT INFORMATION - Narrative (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segment | segment	2
United States
Segment Reporting Information [Line Items]
Export sales | $	$ 448.0	$ 470.5	$ 508.4